SCHEDULE OF ACCOUNTS AND OTHER RECEIVABLE (Details) - HKD ($)	Mar. 31, 2025	Mar. 31, 2024
Accounts And Other Receivable
Accounts receivable from third parties, net	$ 6,986,013	$ 826,687
Other receivables for investments, disposal of intangible assets and concert tickets	10,096,072
Total Accounts and other receivables	$ 17,082,085	$ 826,687